INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES

17. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company’s BVI incorporated subsidiaries are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Hong Kong profits tax rate is 16.5%. The Company’s Hong Kong incorporated subsidiaries, except for OWX HK, are not subject to Hong Kong profits tax as they do not have income arising in or derived from Hong Kong. OWX HK is subject to Hong Kong profits tax at 16.5% on its Hong Kong sourced assessable profits. In addition, upon payments of dividends by the Company’s Hong Kong subsidiaries to their shareholders, no Hong Kong withholding tax will be imposed.

China

Effective from January 1, 2008, the PRC’s statutory enterprise income tax (“EIT”) rate is 25%. The Company’s PRC subsidiaries and VIE are subject to EIT at 25% unless otherwise specified.

Under the EIT law and its relevant regulations, dividends paid by PRC enterprises out of profits earned after December 31, 2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

Pursuant to CaiShui [2008] No.1, qualified new software development enterprises are each entitled to a tax holiday of 2-year full EIT exemption followed by 3-year 50% EIT reduction (“2+3 tax holiday”) starting from their respective first profit-making year. Huiyou and Yitongtianxia, being qualified new software development enterprises, are each entitled to a 2+3 tax holiday and their first profit-making year was year 2012 and year 2011, respectively. Accordingly, Huiyou is tax exempted for years 2012 and 2013 and subject to EIT at 12.5% from years 2014 to 2016. Yitongtianxia’s first profit-making year was 2011. Nevertheless, it did not receive the 2+3 tax holiday approval until April 2012. As a result, its 2+3 tax holiday is effective retroactively from year 2011 and is tax exempted for years 2011 and 2012 and subject to EIT at 12.5% from years 2013 to 2015. The retroactive effect of the year 2011 tax holiday is the recognition of the respective year 2011 unrecognized tax benefits of RMB8,817 (US$1,415) during year 2012.

Under the prevailing EIT law and its relevant regulations, a qualified high and new technology enterprise is entitled to a preferential tax rate of 15%. In May 2012, Yingzheng obtained the approval to enjoy the high and new technology enterprise preferential tax rate of 15% effective retroactively from year 2011 for a period of three years. The retroactive effect of the year 2011 preferential tax rate is the recognition of the respective year 2011 unrecognized tax benefits of RMB615 (US$99) and a decrease in Yingzheng’s deferred tax assets by RMB789 (US$127) during year 2012.

The prevailing EIT law and its relevant regulations treat enterprises established outside of the PRC with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company and its subsidiaries located in jurisdictions outside of the mainland PRC, if considered PRC resident enterprises for tax purposes, would be subject to the PRC enterprise income tax at the rate of 25% on their worldwide income commencing on January 1, 2008. As of December 31, 2011 and 2012, the Company has not accrued for PRC tax on such basis, as the Group’s non-PRC entities had zero assessable profits in the PRC for the period after January 1, 2008. The Group will continue to monitor the tax status with regards to the PRC tax resident enterprise regulation of its non-PRC entities.

Income (loss) before income taxes consists of:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cayman Islands	—	34,263	(43,486)	(6,980)
British Virgin Islands	—	—	(18,881)	(3,031)
Hong Kong	9,407	6,585	5,369	862
The PRC	49,953	86,568	33,836	5,431

Total	59,360	127,416	(23,162)	(3,718)

The current and deferred components of the income tax expense (benefit) appearing in the consolidated statements of comprehensive income are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Current tax expense (benefit)	21,593	19,294	(5,969)	(958)
Deferred tax benefit	(2,946)	(55,221)	(2,720)	(437)

	18,647	(35,927)	(8,689)	(1,395)

A reconciliation of income taxes computed at the PRC statutory tax rate of 25% to the actual income tax expense (benefit) is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Income (loss) before income taxes	59,360	127,416	(23,162)	(3,718)

Income tax expense (benefit) computed at the PRC statutory tax rate of 25%	14,840	31,854	(5,791)	(930)
Foreign tax rate differential	2,408	(10,565)	12,081	1,939
Deemed profits taxation basis differential in Shenzhen Douwan*	—	(18,118)	—	—
Non-deductible expenses	98	2,983	1,630	262
Non-taxable income	(33)	—	—	—
Effect of change in tax status/rate	—	—	(8,643)	(1,387)
Withholding tax on dividend distribution	—	7,000	—	—
Effect of tax holidays	(11)	—	(17,045)	(2,736)
Outside basis differences in the VIE	—	(51,432)	—	—
Current/deferred rate differential	471	(108)	3,196	513
Increase in valuation allowance	811	1,073	3,184	511
Interest and penalties on unrecognized tax benefits	63	1,386	2,643	424
Others	—	—	56	9

Income tax expense (benefit)	18,647	(35,927)	(8,689)	(1,395)

*	Deemed taxation basis differential in Shenzhen Douwan represents the difference in income tax expense calculated at the PRC statutory tax rate of 25% on income before taxes versus on deemed profits calculated at 30% of net revenue. Shenzhen Douwan adopted the methodology of deemed profits basis in year 2011.

The aggregate amount and per share effect of tax holidays are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Aggregate amount	11	—	17,045	2,736

Effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
Basic	—	—	0.06	0.01

Diluted	—	—	0.06	0.01

The significant components of the Group’s deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	1,774	1,861	299
Less: Valuation allowance	(283)	(1,599)	(257)

Deferred tax assets, current portion, net	1,491	262	42

Deferred tax assets, non-current portion:
Intangible assets and property and equipment	388	473	76
Government grants	538	323	52
Net operating loss carryforwards	1,616	2,827	454
Less: Valuation allowance	(1,626)	(3,494)	(561)

Deferred tax assets, non-current portion, net	916	129	21

Deferred tax liabilities, non-current portion:
Intangible assets	12,580	7,844	1,259

Deferred tax liabilities, non-current portion, net	12,580	7,844	1,259

As of December 31, 2011 and 2012, the Group’s total deferred tax assets before valuation allowances were RMB4,316 and RMB5,484 (US$881), respectively. As of December 31, 2011 and 2012, the Group recorded valuation allowances of RMB1,909 and RMB5,093 (US$818), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to be realized.

As of December 31, 2012, the Company had net operating losses of RMB15,121 (US$2,427) from several of its subsidiaries, which can be carried forward to offset future net profit for income tax purposes. Net operating loss carryforwards of RMB3, RMB33, and RMB15,085 as of December 31, 2012 will expire in years 2015, 2016 and 2017, respectively, if not utilized.

Aggregate undistributed earnings of the Company’s subsidiaries and the VIE located in the PRC that are available for distribution to non-PRC tax resident parent companies and primary beneficiary company at December 31, 2011 and 2012 amounting to RMB103,382 and RMB159,463, respectively and are considered to be indefinitely reinvested under ASC subtopic 740-30 (“ASC 740-30”), Income Taxes: Other Considerations or Special Areas. Accordingly, the management considered that the amount of unrecognized deferred tax liabilities for temporary differences related to investments in the PRC subsidiaries and the VIE is not determined because such a determination is not practical.

Deferred tax liabilities arising from (i) aggregate undistributed earnings of Yingzheng, a VIE of the Group, that are available for distribution to Yitongtianxia, its PRC tax resident parent company and (ii) the difference between the book basis and the tax basis in the investment in Yingzheng were RMB4,399 and RMB47,033 as of December 31, 2010, respectively. The registered shareholders of Yingzheng are contractually required to remit dividends received from Yingzheng to Yitongtianxia. This distribution chain results in (i) a taxable dividend from Yingzheng to its registered shareholders and (ii) a taxable contribution to Yitongtianxia when the proceeds are remitted to Yitongtianxia by the registered shareholders. The tax impact on the future cash distribution is recognized in deferred tax liabilities as an outside basis difference. On December 16, 2011, 3GUU BVI, a BVI entity, replaced Yitongtianxia, a PRC entity, as the primary beneficiary of Yingzheng (Note 1). As management is asserting indefinite reinvestment of undistributed earnings of the Group’s foreign subsidiaries located in the PRC, the deferred tax liabilities arising from the aggregate undistributed earnings of Yingzheng and the difference between the book basis and the tax basis in the investment in Yingzheng were reversed during the year ended December 31, 2011.

Unrecognized tax benefits

A tabular reconciliation of the Group’s unrecognized tax benefits, excluding interest and penalties, is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Balance at the beginning of year	—	19,563	25,262	4,055
Increase from business acquisitions	2,470	—	—	—
Increase related to current year tax positions	17,093	5,699	4,800	770
Decrease related to prior year tax position.	—	—	(9,432)	(1,513)
Lapse of statute of limitations	—	—	(60)	(10)

Balance at the end of year	19,563	25,262	20,570	3,302

As of December 31, 2011 and 2012, the Company has unrecognized tax benefits of RMB25,262 and RMB20,570 (US$3,302), respectively, of which RMB170 and RMB4,021 (US$645), respectively, are presented on a net basis against the deferred tax assets related to tax loss carryforwards on the face of the consolidated balance sheets. As a result, the amounts of unrecognized tax benefits included in the consolidated balance sheets as of December 31, 2011 and 2012 were RMB25,092 and RMB16,549 (US$2,656), respectively. RMB28,014 and RMB16,417 (US$2,635) as of December 31, 2011 and 2012, respectively, of unrecognized tax benefits would impact the effective tax rate, if recognized. The management does not expect the amount of unrecognized tax benefits will change significantly in the next twelve months.

For the years ended December 31, 2010, 2011 and 2012, the Company recorded income tax expenses for interest and penalties related to its unrecognized tax benefits of RMB63, RMB1,093 and RMB2,643 (US$424), respectively. The accrued interest and penalties related to unrecognized tax benefits as of December 31, 2011 and 2012 were RMB2,752 and RMB5,395, respectively, and are included in the amounts of unrecognized tax benefits in the consolidated balance sheets.

For the Company’s PRC subsidiaries and the VIE, their tax years 2007 through 2012 remain open to examination by the tax authorities as of December 31, 2012.